Cover Page	Apr. 29, 2021
Document Information [Line Items]
Entity Emerging Growth Company	false
Entity Central Index Key	0000010456
Amendment Flag	false
Entity Registrant Name	Baxter International Inc.
Document Type	8-K
Document Period End Date	Apr. 29, 2021
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4448
Entity Tax Identification Number	36-0781620
Entity Address, Postal Zip Code	60015
City Area Code	948-2000
City Area Code	224
Entity Address, State or Province	IL
Entity Address, Address Line One	One Baxter Parkway
Entity Address, City or Town	Deerfield
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock, $1.00 par value | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	BAX (NYSE)
Security Exchange Name	NYSE
Common Stock, $1.00 par value | CHICAGO STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	BAX (NYSE)
Security Exchange Name	CHX
1.3% Global Notes due 2025 | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	1.3% Global Notes due 2025
Trading Symbol	BAX 25
Security Exchange Name	NYSE
1.3% Global Notes due 2029 | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	1.3% Global Notes due 2029
Trading Symbol	BAX 29
Security Exchange Name	NYSE
0.4% Global Notes due 2024 | NEW YORK STOCK EXCHANGE, INC.
Document Information [Line Items]
Title of 12(b) Security	0.4% Global Notes due 2024
Trading Symbol	BAX 24
Security Exchange Name	NYSE